March 1, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Nationwide VL Separate Account—C (“Registrant”)
File No. 811-08351
Rule 30b2-1 Filing under the Investment Company Act of 1940 (“1940 Act”)

Members of the Commission:

On behalf of Nationwide Life and Annuity Insurance Company and Nationwide VL Separate Account—C, we hereby acknowledge that the annual reports for the following underlying funds for the period ended December 31, 2018, have been submitted to contract owners. This filing is made pursuant to Rule 30b2-1(b).

Some of the funds included in each Fund Company’s annual report filing may not be available under every contract offered by the Registrant. We understand that the Fund Companies have filed (or will file) these reports with the Commission and, to the extent necessary, we incorporate these filings by reference.

Fund Company	CIK Code
AllianceBernstein Variable Products Series Fund, Inc.—AB VPS Growth and Income Portfolio: Class A	0000825316
AllianceBernstein Variable Products Series Fund, Inc.—AB VPS International Value Portfolio: Class A	0000825316
AllianceBernstein Variable Products Series Fund, Inc.—AB VPS Small/Mid Cap Value Portfolio: Class A	0000825316
American Century Variable Portfolios II, Inc.—American Century VP Inflation Protection Fund: Class I	0001124155
American Century Variable Portfolios, Inc.—American Century VP Balanced Fund: Class I	0000814680
American Century Variable Portfolios, Inc.—American Century VP Capital Appreciation Fund: Class I	0000814680
American Century Variable Portfolios, Inc.—American Century VP Income & Growth Fund: Class I	0000814680
American Century Variable Portfolios, Inc.—American Century VP International Fund: Class I	0000814680
American Century Variable Portfolios, Inc.—American Century VP Mid Cap Value Fund: Class I	0000814680
American Century Variable Portfolios, Inc.—American Century VP Ultra(R) Fund: Class I	0000814680
American Century Variable Portfolios, Inc.—American Century VP Value Fund: Class I	0000814680
American Funds Insurance Series(R)—Asset Allocation Fund: Class 2	0000729528
American Funds Insurance Series(R)—Bond Fund: Class 2	0000729528
American Funds Insurance Series(R)—Global Small Capitalization Fund: Class 2	0000729528
American Funds Insurance Series(R)—Growth Fund: Class 2	0000729528
American Funds Insurance Series(R)—International Fund: Class 2	0000729528
American Funds Insurance Series(R)—New World Fund: Class 2	0000729528
BlackRock Variable Series Funds, Inc.—BlackRock Advantage Large Cap Core V.I. Fund: Class II	0000355916
BlackRock Variable Series Funds, Inc.—BlackRock Global Allocation V.I. Fund: Class II	0000355916
BlackRock Variable Series Funds, Inc.—BlackRock High Yield V.I. Fund: Class I	0000355916
Calvert VP S&P 500 Index Portfolio	0000743773
Davis Variable Account Fund, Inc.—Davis Value Portfolio	0001084060
Delaware Variable Insurance Product Trust—Delaware VIP Emerging Markets Series: Service Class	0000814230
Delaware Variable Insurance Product Trust—Delaware VIP Small Cap Value Series: Service Class	0000814230
Deutsche DWS Variable Series II—DWS CROCI(R) U.S. VIP: Class B	0000764797
Deutsche DWS Variable Series II—DWS Small Mid Cap Value VIP: Class B	0000764797
Dreyfus Investment Portfolios—MidCap Stock Portfolio: Initial Shares	0001056707
Dreyfus Investment Portfolios—Small Cap Stock Index Portfolio: Service Shares	0001056707
Dreyfus Stock Index Fund, Inc.: Initial Shares	0000846800
Dreyfus Variable Investment Fund—Appreciation Portfolio: Initial Shares	0000813383
Dreyfus Variable Investment Fund—Growth and Income Portfolio: Initial Shares	0000813383
Dreyfus Variable Investment Fund—International Value Portfolio: Initial Shares	0000813383
Eaton Vance Variable Trust—Eaton Vance VT Floating-Rate Income Fund: Initial Class	0001121746
Federated Insurance Series—Federated Fund for U.S. Government Securities II	0000912577
Federated Insurance Series—Federated Quality Bond Fund II: Primary Shares	0000912577
Fidelity Variable Insurance Products—Emerging Markets Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund—Fidelity VIP Freedom Fund 2015 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund—Fidelity VIP Freedom Fund 2020 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund—Fidelity VIP Freedom Fund 2025 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund—Fidelity VIP Freedom Fund 2030 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund—Fidelity VIP Freedom Fund 2035 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund—Fidelity VIP Freedom Fund 2040 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund—Fidelity VIP Freedom Fund 2045 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund—Fidelity VIP Freedom Fund 2050 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund—VIP Asset Manager Portfolio: Initial Class	0000823535
Fidelity Variable Insurance Products Fund—VIP Contrafund(R) Portfolio: Initial Class	0000831016
Fidelity Variable Insurance Products Fund—VIP Contrafund(R) Portfolio: Service Class	0000831016

Fidelity Variable Insurance Products Fund—VIP Equity-Income Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund—VIP Equity-Income Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund—VIP Growth Opportunities Portfolio: Service Class	0000927384
Fidelity Variable Insurance Products Fund—VIP Growth Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund—VIP Growth Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund—VIP High Income Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund—VIP High Income Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund—VIP Investment Grade Bond Portfolio: Service Class	0000831016
Fidelity Variable Insurance Products Fund—VIP Mid Cap Portfolio: Service Class	0000927384
Fidelity Variable Insurance Products Fund—VIP Overseas Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund—VIP Overseas Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund—VIP Real Estate Portfolio: Service Class	0000720318
Fidelity Variable Insurance Products Fund—VIP Value Strategies Portfolio: Service Class	0000927384
Franklin Templeton Variable Insurance Products Trust—Franklin Mutual Global Discovery VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust—Franklin Small Cap Value VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust—Templeton Foreign VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust—Templeton Global Bond VIP Fund: Class 1	0000837274
Franklin Templeton Variable Insurance Products Trust—Templeton Global Bond VIP Fund: Class 2	0000837274
Goldman Sachs Variable Insurance Trust—Goldman Sachs Growth Opportunities Fund: Service Shares	0001046292
Goldman Sachs Variable Insurance Trust—Goldman Sachs Mid Cap Value Fund: Institutional Shares	0001046292
Goldman Sachs Variable Insurance Trust—Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares	0001046292
Invesco—Invesco V.I. Growth and Income Fund: Series I Shares	0000896435
Invesco—Invesco V.I. High Yield Fund: Series I Shares	0000896435
Invesco—Invesco V.I. International Growth Fund: Series I Shares	0000896435
Invesco—Invesco V.I. Mid Cap Core Equity Fund: Series I Shares	0000896435
Invesco—Invesco V.I. Mid Cap Growth Fund: Series I Shares	0000896435
Invesco—Invesco V.I. Small Cap Equity Fund: Series I Shares	0000896435
Invesco—Invesco V.I. Value Opportunities Fund: Series I Shares	0000896435
Ivy Variable Insurance Portfolios—Asset Strategy: Class II	0000810016
Ivy Variable Insurance Portfolios—Growth: Class II	0000810016
Ivy Variable Insurance Portfolios—High Income: Class II	0000810016
Ivy Variable Insurance Portfolios—Mid Cap Growth: Class II	0000810016
Ivy Variable Insurance Portfolios—Science and Technology: Class II	0000810016
Ivy Variable Insurance Portfolios—Securian Real Estate Securities: Class II	0000810016
Janus Henderson VIT Balanced Portfolio: Service Shares	0000906185
Janus Henderson VIT Enterprise Portfolio: Service Shares	0000906185
Janus Henderson VIT Flexible Bond Portfolio: Service Shares	0000906185
Janus Henderson VIT Forty Portfolio: Service Shares	0000906185
Janus Henderson VIT Global Technology Portfolio: Service Shares	0000906185
Janus Henderson VIT Mid Cap Value Portfolio: Service Shares	0000906185
Janus Henderson VIT Overseas Portfolio: Service Shares	0000906185
JPMorgan Insurance Trust—JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1	0000909221
JPMorgan Insurance Trust—JPMorgan Insurance Trust Small Cap Core Portfolio: Class 1	0000909221
Lazard Retirement Series, Inc.—Lazard Retirement Emerging Markets Equity Portfolio: Service Shares	0001033669
Legg Mason Partners Variable Equity Trust—ClearBridge Variable Small Cap Growth Portfolio: Class I	0001176343
Lincoln Variable Insurance Products Trust—Baron Growth Opportunities Fund: Service Class	0000914036
Lord Abbett Series Fund, Inc.—Bond Debenture Portfolio: Class VC	0000855396
Lord Abbett Series Fund, Inc.—Mid Cap Stock Portfolio: Class VC	0000855396

Lord Abbett Series Fund, Inc.—Short Duration Income Portfolio: Class VC	0000855396
Lord Abbett Series Fund, Inc.—Total Return Portfolio: Class VC	0000855396
MFS(R) Variable Insurance Trust—MFS Mid Cap Growth Series: Service Class	0000918571
MFS(R) Variable Insurance Trust—MFS New Discovery Series: Service Class	0000918571
MFS(R) Variable Insurance Trust—MFS Total Return Bond Series: Service Class	0000918571
MFS(R) Variable Insurance Trust—MFS Value Series: Service Class	0000918571
MFS(R) Variable Insurance Trust II—MFS Blended Research(R) Core Equity Portfolio: Service Class	0000719269
MFS(R) Variable Insurance Trust II—MFS International Value Portfolio: Service Class	0000719269
MFS(R) Variable Insurance Trust II—MFS Research International Portfolio: Service Class	0000719269
Morgan Stanley Variable Insurance Fund, Inc.—Emerging Markets Debt Portfolio: Class I	0001011378
Morgan Stanley Variable Insurance Fund, Inc.—Global Real Estate Portfolio: Class II	0001011378
Morgan Stanley Variable Insurance Fund, Inc.—Growth Portfolio: Class I	0001011378
Morgan Stanley Variable Insurance Fund, Inc.—Mid Cap Growth Portfolio: Class I	0001011378
Morgan Stanley Variable Insurance Fund, Inc.—U.S. Real Estate Portfolio: Class I	0001011378
Nationwide Variable Insurance Trust—BlackRock NVIT Equity Dividend Fund: Class I	0000353905
Nationwide Variable Insurance Trust—Federated NVIT High Income Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust—Neuberger Berman NVIT Socially Responsible Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Bond Index Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Cardinal(SM) Aggressive Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Cardinal(SM) Balanced Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Cardinal(SM) Capital Appreciation Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Cardinal(SM) Conservative Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Cardinal(SM) Moderate Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Cardinal(SM) Moderately Aggressive Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Cardinal(SM) Moderately Conservative Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Dynamic U.S. Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Emerging Markets Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Government Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Government Money Market Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Government Money Market Fund: Class V	0000353905
Nationwide Variable Insurance Trust—NVIT International Equity Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT International Index Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT International Index Fund: Class II	0000353905
Nationwide Variable Insurance Trust—NVIT Investor Destinations Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust—NVIT Investor Destinations Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust—NVIT Investor Destinations Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust—NVIT Investor Destinations Moderately Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust—NVIT Investor Destinations Moderately Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust—NVIT Mid Cap Index Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Multi Sector Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Multi-Manager Large Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Multi-Manager Large Cap Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Multi-Manager Mid Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Multi-Manager Mid Cap Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Multi-Manager Small Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Multi-Manager Small Cap Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Multi-Manager Small Company Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Nationwide Fund: Class I	0000353905

Nationwide Variable Insurance Trust—NVIT Real Estate Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Short Term Bond Fund: Class I	0000353905
Neuberger Berman Advisers Management Trust—Guardian Portfolio: I Class Shares	0000736913
Neuberger Berman Advisers Management Trust—Large Cap Value Portfolio: I Class Shares	0000736913
Neuberger Berman Advisers Management Trust—Mid Cap Intrinsic Value Portfolio: I Class Shares	0000736913
Neuberger Berman Advisers Management Trust—Mid-Cap Growth Portfolio: I Class Shares	0000736913
Neuberger Berman Advisers Management Trust—Mid-Cap Growth Portfolio: S Class Shares	0000736913
Neuberger Berman Advisers Management Trust—Short Duration Bond Portfolio: I Class Shares	0000736913
Oppenheimer Variable Account Funds—Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares	0000752737
Oppenheimer Variable Account Funds—Oppenheimer Conservative Balanced Fund/VA: Non-Service Shares	0000752737
Oppenheimer Variable Account Funds—Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares	0000752737
Oppenheimer Variable Account Funds—Oppenheimer Global Fund/VA: Non-Service Shares	0000752737
Oppenheimer Variable Account Funds—Oppenheimer International Growth Fund/VA: Non-Service Shares	0000355411
Oppenheimer Variable Account Funds—Oppenheimer Main Street Fund(R)/VA: Non-Service Shares	0000752737
Oppenheimer Variable Account Funds—Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares	0000752737
Oppenheimer Variable Account Funds—Oppenheimer Total Return Bond Fund/VA: Non-Service Shares	0000752737
PIMCO Variable Insurance Trust—All Asset Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust—Global Bond Opportunities Portfolio (Unhedged): Administrative Class	0001047304
PIMCO Variable Insurance Trust—High Yield Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust—International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class	0001047304
PIMCO Variable Insurance Trust—International Bond Portfolio (Unhedged): Administrative Class	0001047304
PIMCO Variable Insurance Trust—Long-Term U.S. Government Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust—Low Duration Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust—Real Return Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust—Total Return Portfolio: Administrative Class	0001047304
Pioneer Variable Contracts Trust—Pioneer High Yield VCT Portfolio: Class I	0000930709
Putnam Variable Trust—Putnam VT Small Cap Value Fund: Class IB	0000822671
Royce Capital Fund—Royce Micro-Cap Portfolio: Investment Class	0001006387
T. Rowe Price Equity Series, Inc.—T. Rowe Price Blue Chip Growth Portfolio	0000918294
T. Rowe Price Equity Series, Inc.—T. Rowe Price Equity Income Portfolio: II	0000918294
T. Rowe Price Equity Series, Inc.—T. Rowe Price Mid-Cap Growth Portfolio: II	0000918294
T. Rowe Price Equity Series, Inc.—T. Rowe Price New America Growth Portfolio	0000918294
T. Rowe Price Equity Series, Inc.—T. Rowe Price Personal Strategy Balanced Portfolio	0000918294
T. Rowe Price Fixed Income Series, Inc—T. Rowe Price Limited-Term Bond Portfolio	0000920467
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.: Initial Shares	0000890064
VanEck VIP Trust—Emerging Markets Fund: Initial Class	0000811976
VanEck VIP Trust—Global Hard Assets Fund: Initial Class	0000811976
VanEck VIP Trust—Unconstrained Emerging Markets Bond Fund: Initial Class	0000811976
Wells Fargo Variable Trust—VT Discovery Fund: Class 2	0001081402
Wells Fargo Variable Trust—VT Opportunity Fund: Class 2	0001081402
Wells Fargo Variable Trust—VT Small Cap Growth Fund: Class 2	0001081402

You may direct any questions regarding this filing to the undersigned at {1-614-677-6084} or {Marascc2@Nationwide.com}.

Very truly yours,

/s/ Cathy Marasco
Cathy Marasco
Associate Vice President, Product Management